                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-02151
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                                BANCROFT FUND LTD.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                               Steven B. King, Esq.
                                Ballard Spahr LLP
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Proxy Voting Record

Issuer: Fifth Third Bancorp
Ticker symbol: FITBP
CUSIP: 316773209
Meeting date: 04/17/2012

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
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3.    Amend the Articles of Incorporation and Code    Management    YES      FOR     FOR
      of Regulations to provide for a majority
      voting standard for uncontested elections of
      directors unless cumulative voting is in effect



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: July 12, 2012